Provisions for return conditions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Provisions For Return Conditions Details
Current	$ 19,093	$ 53,116
Non - current	144,099	120,822
Total	$ 163,192	$ 173,938